Pension and Other Post-Employment Benefits (Weighted Average Assumptions Used In Determining Net Periodic Pension And Other Post-Retirement Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Long-Term Rate of Return on Plan Assets	6.25%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.75%	4.50%	4.25%
Long-Term Rate of Return on Plan Assets	6.25%	6.50%	6.75%
Rates of Increase in Compensation Levels	3.99%	3.99%	3.99%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.66%	4.49%	3.59%
Rates of Increase in Compensation Levels	6.47%	6.50%	6.35%